Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss		€ 166	€ 85	€ (77)
Items subsequently reclassifiable to profit or loss		1,067	(1,058)	(1,526)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method		235	133	(171)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes		0	8	0
Tax effects		(57)	(60)	18
Items not subsequently reclassifiable to profit or loss		166	85	(77)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)		(10)	3	97
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0	0
Equity risk hedging instruments designated as fair value hedges		0	0	0
Tax effects		(2)	1	(21)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[1]	(4)	1	1
Change in fair value (investments accounted for using the equity method, net of taxes)		1	0	(2)
Tax effects		1	0	0
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	[2]	1,167	(1,089)	(1,551)
Currency translation differences (investments accounted for using the equity method)		(1)	6	3
Hedges of net investments in foreign operations		(126)	26	8
Tax effects		33	(7)	(2)
Items subsequently reclassifiable to profit or loss		1,067	(1,058)	(1,526)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	[3]	(5)	6	21
Change in fair value (investments accounted for using the equity method, net of taxes)		0	0	0
Tax effects		€ 1	(1)	(4)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss			€ (14)	€ (56)

[1]	Includes reclassifications to profit or loss: immaterial over all periods.
[2]	Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
    Includes a reclassification to profit or loss: immaterial in the first half of 2024 , €(56) million in 2023 and €(14) million in the first half of 2023.

[3]	Includes reclassifications to profit or loss: immaterial over all periods.